RECURRING CHANGE IN FAIR VALUE	12 Months Ended
Dec. 31, 2017
RECURRING CHANGE IN FAIR VALUE
RECURRING CHANGE IN FAIR VALUE

16.    RECURRING CHANGE IN FAIR VALUE

The following table provides information about the reconciliation of the Level 3 fair value measurements of available-for-sale investments using significant unobservable inputs for the periods indicated:

RMB
Balance at January 1, 2016	—
Initial recognition	126,716
Unrealized gain	38,501

Balance at December 31, 2016	165,217

Unrealized gain	147,602

Balance at December 31, 2017	312,819

The unrealized gain on available-for-sale investments of RMB28,876 and RMB110,702, representing the unrealized fair value gain netting relevant income tax of RMB9,625 and RMB36,900, was recognized in other comprehensive income for the years ended December 31, 2016 and 2017, respectively.

In determining the fair value, the Group utilizes an income approach of a discounted cash flow model with unobservable inputs including future cash flows, a terminal growth rate of 3%, a discount rate of 21% and a risk-free rate of 3.82%. The determination of the fair value was assisted by an independent appraisal, based on estimates, judgments and information of other comparable companies.